Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.32950%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$847,609.85

Principal:
Principal Collections	$11,887,843.25
Prepayments in Full	$6,934,004.66
Liquidation Proceeds	$215,931.40
Recoveries	$137,193.48
Sub Total	$19,174,972.79
Collections	$20,022,582.64

Purchase Amounts:
Purchase Amounts Related to Principal	$223,193.15
Purchase Amounts Related to Interest	$566.44
Sub Total	$223,759.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,246,342.23

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,246,342.23
Servicing Fee	$282,679.97	$282,679.97	$0.00	$0.00	$19,963,662.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,963,662.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,963,662.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,963,662.26
Interest - Class A-3 Notes	$247,695.56	$247,695.56	$0.00	$0.00	$19,715,966.70
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$19,519,929.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,519,929.37
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$19,456,769.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,456,769.37
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$19,411,490.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,411,490.37
Regular Principal Payment	$17,627,935.69	$17,627,935.69	$0.00	$0.00	$1,783,554.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,783,554.68
Residual Released to Depositor	$0.00	$1,783,554.68	$0.00	$0.00	$0.00
Total		$20,246,342.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,627,935.69
Total					$17,627,935.69

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,627,935.69	$50.94	$247,695.56	$0.72	$17,875,631.25	$51.66
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$17,627,935.69	$16.74	$552,171.89	$0.52	$18,180,107.58	$17.26

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$133,289,089.56	0.3851618	$115,661,153.87	0.3342228
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$290,949,089.56	0.2763732	$273,321,153.87	0.2596284

Pool Information
Weighted Average APR	2.974%	2.973%
Weighted Average Remaining Term	32.72	31.88
Number of Receivables Outstanding	20,535	19,941
Pool Balance	$339,215,963.22	$319,836,813.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$314,460,828.80	$296,542,205.86
Pool Factor	0.2970194	0.2800509

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$23,294,607.65
Targeted Overcollateralization Amount	$46,515,659.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,515,659.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$118,177.25
(Recoveries)		60	$137,193.48
Net Loss for Current Collection Period			$(19,016.23)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0673%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2321%
Second Prior Collection Period			0.1734%
Prior Collection Period			0.1195%
Current Collection Period			-0.0692%
Four Month Average (Current and Prior Three Collection Periods)			0.1139%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,698	$7,218,003.29
(Cumulative Recoveries)			$1,826,087.02
Cumulative Net Loss for All Collection Periods			$5,391,916.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4721%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,250.89
Average Net Loss for Receivables that have experienced a Realized Loss			$3,175.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	178	$3,674,858.89
61-90 Days Delinquent	0.15%	20	$469,245.63
91-120 Days Delinquent	0.07%	8	$226,382.83
Over 120 Days Delinquent	0.10%	14	$329,213.84
Total Delinquent Receivables	1.47%	220	$4,699,701.19

Repossession Inventory:
Repossessed in the Current Collection Period		6	$120,599.11
Total Repossessed Inventory		10	$200,958.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2085%
Prior Collection Period			0.1753%
Current Collection Period			0.2106%
Three Month Average			0.1981%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3204%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	November 2021
Payment Date	12/15/2021
Transaction Month	30

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	63	$1,317,387.99
2 Months Extended	82	$1,740,936.90
3+ Months Extended	9	$186,472.82

Total Receivables Extended	154	$3,244,797.71

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer